SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Rvenues from external parties	$ 1,180	$ 28,940	$ 4,800
China [Member]
Disclosure of geographical areas [line items]
Rvenues from external parties	0	14,957	4,610
U.S. [Member]
Disclosure of geographical areas [line items]
Rvenues from external parties	$ 1,180	$ 13,983	$ 190